PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Total cost	¥ 101,838		¥ 96,952
Less: Accumulated depreciation	(84,989)		(59,397)
Property and equipment, net	16,849	$ 2,443	37,555
Office facilities
PROPERTY AND EQUIPMENT, NET
Total cost	2,844		5,260
Software
PROPERTY AND EQUIPMENT, NET
Total cost	20,610		18,720
Computer equipment
PROPERTY AND EQUIPMENT, NET
Total cost	18,797		15,551
Vehicles
PROPERTY AND EQUIPMENT, NET
Total cost	285		1,873
Leasehold improvement
PROPERTY AND EQUIPMENT, NET
Total cost	¥ 59,302		¥ 55,548